DEBT	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT
The Company’s debt consisted of the following (in thousands):

	September 30, 2024	March 31, 2024
Term Loan	$104,747	$87,942
PNC Credit Facility	28,300	26,604
Less: current portion	(1,579)	(109,100)
Less: unamortized debt issuance costs (1)	(8,422)	(5,446)
Long-term debt, net	$123,046	$—
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(1)The unamortized debt issuance costs related to the Term Loan are presented as a reduction of the carrying amount of the corresponding debt balance on the accompanying condensed consolidated balance sheets. Unamortized debt issuance costs related to the PNC Credit Facility are presented within other assets on the accompanying condensed consolidated balance sheets.
On August 5, 2021, the Company entered into a senior secured term loan, as amended (the “2021 Term Loan”) maturing on August 5, 2026. The Company also has a revolving credit facility agreement with PNC Bank (the “PNC Credit Facility” and collectively with the Term Loan, the “Credit Agreements”) maturing on August 5, 2026 and providing for borrowings up to a maximum principal amount of the lesser of: (a) $40.0 million or (b) the amount of the borrowing base, as defined in the PNC Credit Facility agreement.
On June 1, 2023, the Company entered into amendments to the Credit Agreements (the “June 2023 Amendment”) which, among other things, provided an advance of $15.0 million in additional Term Loan borrowings (the “2023 Term Loan” and, collectively with the 2021 Term Loan, the "Term Loan") and incurred $0.9 million in original issuance discount and origination fees which have been recorded as a reduction to the carrying amount of the 2023 Term Loan and amortized to interest expense over the loan term. The terms of the 2023 Term Loan are substantially similar to the terms of the 2021 Term Loan, including in relation to maturity and security, except that, among other things, (a) the Applicable Margin (i) for any 2023 Term Loan designated an “ABR Loan” is 9.00% per annum and (ii) for any 2023 Term Loan designated as a “SOFR Loan” is 10.00% per annum, (b) accrued interest on the 2023 Term Loan is payable in kind ("PIK"), and is capitalized and added to the principal amount of the 2023 Term Loan at the end of each interest period applicable thereto, (c) the 2023 Term Loan does not amortize prior to the maturity date thereof, and (d) the 2023 Term Loan may not be prepaid prior to the payment in full of the existing term loans. In connection with the 2023 Term Loan, the Company issued warrants to purchase an aggregate of 0.06 million shares (the “June 2023 Warrants”) of the Company’s common stock, at an exercise price of $20.00 per share. See Note 8: Common Stock for additional discussion related to the June 2023 Warrants.
The June 2023 Amendment to the 2021 Term Loan was accounted for as a modification. The value of the June 2023 Warrants in addition to $0.7 million of fees paid to the lenders have been reflected as a reduction to the carrying amount of the Term Loan and amortized to interest expense over the remaining loan term. The Company incurred $0.9 million of legal and financial advisory fees which were included in general and administrated expenses in the condensed consolidated statement of operations and comprehensive loss. The June 2023 Amendment to the PNC Credit Facility was accounted for as a modification and $0.7 million in related fees and expenses were recorded to other assets and are amortized to interest expense over the remaining term of the agreement.
On February 14, 2024, the Company entered into amendments to the Credit Agreements (“February 2024 Amendments”) which waived testing of the total net leverage ratio financial covenant for the fiscal quarter ended December 31, 2023. In connection with the amendment, the Company incurred fees related to the Term Loan that was paid-in-kind of $1.2 million and an amendment fee of $0.1 million that was paid in cash. As the February 2024 Amendments were accounted for as a modification, the fees were reflected as a reduction to the carrying amount of the Term Loan and are amortized to interest expense over the remaining loan term. In connection with the related PNC Credit Facility amendment, the Company incurred $0.2 million in fees and expenses.
On March 22, 2024, the Company entered into amendments to the Credit Agreements. The amendments, among other things, (i) permits the sale of certain assets by the Company and (ii) requires that certain proceeds from the sale of such assets be applied to partially prepay the outstanding term loans under the Term Loan credit facility. The Company did not incur any amendment fees related to the March 2024 amendments and the financial terms of the Credit Agreements were not impacted.
During the quarter ended June 30, 2024, the Company prepaid $12.3 million of the Term Loan. In connection with this prepayment, the Company recorded a loss on debt extinguishment of $0.7 million related to the write-off of a portion of unamortized debt issuance costs.
On May 24, 2024, the Company entered into amendments to the Credit Agreements (the “May 2024 Amendments”) which, among other things, (i) waived compliance with the Company’s net leverage covenant as of March 31, 2024; and (ii), reduced the daily minimum liquidity covenant below $15.0 million until June 16, 2023 and waived any default that might arise as a result of the restatement of certain of the Company’s historical financial statements. In connection with the May 2024 Amendments, the Company issued to the Term Loan lenders warrants to purchase an aggregate of 100,000 shares of the Company’s common stock at a purchase price of $9.20 (the “May 2024 Warrants”). See Note 8: Common Stock for additional discussion related to the May 2024 Warrants. Additionally, in connection with the May 2024 Amendment to the Term Loan, the Company incurred an amendment fee that was paid-in-kind of $0.8 million and issued the 2024 Term Loan Warrants with a fair market value of $0.8 million. In connection with the May 2024 Amendment to the PNC Credit Facility Amendment, the Company incurred $ 0.5 million of fees and expenses paid to the lender.
The May 2024 Amendment to the Term Loan was accounted for as a modification. The value of the May 2024 Warrants, in addition to $0.8 million of amendment fees paid to the lenders, have been reflected as a reduction to the carrying amount of the Term Loan and amortized to interest expense over the remaining loan term. The May 2024 Amendment to the PNC Credit Facility was accounted for as a modification and the $0.5 million in related fees and expenses were recorded to other assets and are amortized to interest expense over the remaining term of the agreement.
On July 11, 2024, the Company entered into amendments to the Credit Agreements (the “July 2024 Amendments”) which, among other things, delayed the testing of the Company’s June 30, 2024 net leverage ratio financial covenant until July 31, 2024. In connection with the amendments, the Company issued the Term Loan lenders (the “July 2024 Warrants”) to purchase an aggregate of 50,000 shares of the Company’s common stock at a purchase price of $8.20. See Note 8: Common Stock for additional discussion related to the July 2024 Warrants.
The July 2024 Amendments to the 2021 Term Loan were accounted for as a modification. The fair value of the July 2024 Warrants of $0.4 million is reflected as a reduction to the carrying amount of the Term Loan and amortized to interest expense over the remaining loan term. The July 2024 Amendment to the PNC Credit Facility was accounted for as a modification and the $0.1 million in related fees and expenses were recorded to other assets and are amortized to interest expense over the remaining term of the agreement.
On August 13, 2024, the Company entered into amendments to the Credit Agreements (the “August 2024 Amendments”) which, among other things, (i) waived compliance with the June 30, 2024 net leverage ratio financial covenant; (ii) waived any non-compliance with the minimum liquidity financial covenant through the date of the amendments; (iii) removed the fixed charges coverage ratio financial covenant until the fiscal quarter ending September 30, 2025; (iv) waived the testing requirement for the net leverage financial covenant for the fiscal quarter ending September 30, 2024; (v) replaced the net leverage financial covenant with a minimum EBITDA financial covenant for the fiscal quarters ending December 31, 2024 and March 31, 2025; (vi) reset the net leverage financial covenant requirements for the fiscal quarters ending June 30, 2025 and September 30, 2025; reduced the minimum liquidity covenant to $10 million through September 30, 2025; (vii) adjusted the applicable interest rates on the Term Loan and PNC Credit Facility; (viii) removed required 2021 Term Loan principal amortization until the fiscal quarter ending September 30, 2025 ; and (xi) repriced certain Lender Warrants.
In connection with the August 2024 Amendments, the Company received a new senior secured delayed draw term loan facility with a borrowing capacity of up to $26.3 million ($25.0 million after original issuance discount) and a commitment period expiring on October 31, 2024 (each draw an “August 2024 Term Loan”). The Company borrowed $10.5 million at closing (“Initial August 2024 Term Loan”). Borrowings under the August 2024 Term Loan have an August 5, 2026 maturity date which aligns with the Term Debt. The principal is payable quarterly beginning September 30, 2025, at a rate per annum equal to 5% of the original principal balance. The August 2024 Term Loan’s interest rate margin is (a) until March 31, 2025 (i) for any August 2024 Term Loan designated as a ‘SOFR Loan’ is 12.00% per annum and (ii) for any August 2024 Term Loan designated an ‘ABR Loan’ is 11.00% per annum, in each case, with 6.00% of such interest rate margin paid-in-kind, and (b) from April 1, 2025, (i) for any August 2024 Term Loan designated as a ‘SOFR Loan’ is 14.00% per annum and (ii) for any August 2024 Term Loan designated an ‘ABR Loan’ is 13.00% per annum, in each case, with 8.00% of such interest rate margin paid-in-kind. The August 2024 Term Loan also includes a multiple on invested capital (“MOIC”) payable to the August 2024 Term Loan lenders. Subsequently, the Company borrowed the remaining $15.8 million of the August 2024 Term Loan’s borrowing capacity before September 30, 2024.
Subsequent to the August 2024 Amendments, the 2021 Term Loan amortizes at 5.00% per annum commencing on September 30, 2025. Subsequent to the August 2024 Amendments and (A) until March 31, 2025, loans under the 2021 Term Loan designated as (x) ABR Loans bear interest at a rate per annum equal to the “ABR Rate” (calculated as the greatest of (i) 1.75%; (ii) the Federal funds rate plus 0.50%; (iii) a secured overnight financing rate based rate (the “SOFR Rate”) based upon an interest period of one month plus 1.0%; and (iv) the “Prime Rate” last quoted by the Wall Street Journal), plus an applicable margin of 8.75%, and (y) SOFR Rate Loans bear interest at a rate per annum equal to the SOFR Rate plus an applicable margin of 9.75%, in each case, with 3.75% of such interest rate margin paid-in-kind, with two specified step-downs in such applicable margin upon the receipt by the Company of cash proceeds from certain specified capital raises, and (B) from and after April 1, 2025, loans under the 2021 Term Loan designated as (x) ABR Loans bear interest at a rate per annum equal to the ABR Rate, plus an applicable margin of 8.75%, and (y) SOFR Rate Loans bear interest at a rate per annum equal to the SOFR Rate plus an applicable margin of 9.75%, in each case, with 3.75% of such applicable margin paid-in-kind, with a step-up of 1.00% per annum (which shall be paid-in-kind) if the Company’s total net leverage ratio is greater than 4.00x, and a step-down of 1.00% per annum if the Company’s total net leverage ratio is less than 3.50x (which shall reduce the paid-in-kind component of the applicable margin). The SOFR Rate is subject to a floor of 2.00%. The Company can designate a loan as an ABR Rate Loan or SOFR Rate Loan in its discretion.
Subsequent to the August 2024 Amendments, PNC Credit Facility loans designated as (x) PNC SOFR Loans bear interest at a rate per annum equal to a SOFR based rate (subject to a 0.0% floor), plus an applicable margin of
4.75%and (y) PNC Domestic Rate Loans and Swing Loans bear interest at a rate per annum equal to the greatest of (i) the base commercial lending rate of PNC Bank; (ii) the Overnight Bank Funding Rate plus 0.5%; and (iii) the daily SOFR rate plus 1.0%, plus an applicable margin of 3.75%. The Company can designate a loan as a PNC SOFR Loan or PNC Domestic Rate Loan in its discretion.
In connection with the August 2024 Amendments, the Company issued warrants to purchase an aggregate of 380,510 shares of the Company’s common stock, at an exercise price of $6.20 per share (“August 2024 Warrants”) and had a fair value of $2.0 million. See Note 8: Common Stock for additional discussion related to the August 2024 Warrants.
The August 2024 Amendments to the 2021 Term Loan held by one lender was accounted for as a modification. The $1.2 million fair value of the August 2024 Warrants issued to this lender and the $0.5 million of PIK fees paid to this lender are reflected as a reduction to the carrying amount of their Term Loan and their Initial Delayed Draw Term Loan and amortized to interest expense over the remaining loan terms. The August 2024 Amendments to the 2021 Term Loan held by another lender was accounted for as a debt extinguishment. The Company recorded a loss on debt extinguishment of $3.0 million related to the write-off of a portion of unamortized debt issuance costs and fees and expenses incurred with the August 2024 Amendments.
The August 2024 Amendments to the PNC Credit Facility were accounted for as a modification, and the $0.7 million in related fees and expenses were recorded to other assets and amortized to interest expense over the remaining term of the agreement.
As of September 30, 2024, the interest rate on the 2021 Term Loan, 2023 Term Loan, and 2024 Term Loans were 14.9%, 15.6%, and 17.1%, respectively. As of September 30, 2024, the interest rate on the PNC Credit Facility for Domestic Rate Loans and Swing Loans was 11.8% and for PNC SOFR loans was 9.96%.
The Term Loan amendments and certain warrants issued to term lenders during fiscal 2023 and fiscal 2024 were entered into with certain entities managed by Pacific Investment Management Company, LLC ("PIMCO") which is considered a related party due to the fact that Christopher D. Neumeyer is a member of the Company's Board of Directors and also an executive vice president and portfolio manager at PIMCO. The principal and PIK interest related to the June 2023 Term Loan which totaled $18.9 million as of September 30, 2024, are payable at maturity.
Also, as of September 30, 2024, the PNC Credit Facility had an available borrowing base of $28.4 million, of which $0.1 million was available to borrow at that date.
DEBT
The following table summarizes the Company's borrowing as of the dates presented (in thousands):

	Year Ended March 31,
	2024	2023	2022
Term Loan	$87,942	$74,667	$98,723
PNC Credit Facility	26,604	16,750	17,735
Less: current portion	(109,100)	(5,000)	(4,375)
Less unamortized debt issuance costs(1)	(5,446)	(3,313)	(4,900)
Long-term debt, net	$—	$83,104	$107,183
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(1)The unamortized debt issuance costs related to the Term Loan are presented as a reduction of the carrying amount of the corresponding debt balance on the accompanying consolidated balance sheets. Unamortized debt issuance costs related to the PNC Credit Facility are presented within other assets on the accompanying consolidated balance sheets.
On August 5, 2021, the Company entered into a senior secured term loan, as amended (the “2021 Term Loan”). Principal is payable at a rate per annum equal to (a) 2.5% of the original principal balance thereof during the first year following the closing date of the 2021 Term Loan and (b) 5% of the original principal balance thereof thereafter. Principal and interest payments are payable on a quarterly basis. Loans under the Term Loan designated as ABR Loans bear interest at a rate per annum equal to the greatest of (i) 1.75%; (ii) the Federal funds rate plus 0.50%; (iii) the secured overnight financing rate ("SOFR") based upon an interest period of one month plus 1.0%; and (iv) the “Prime Rate” last quoted by the Wall Street Journal, plus an applicable margin of 5.00%. Loans designated as SOFR Rate Loans bear interest at a rate per annum equal to the SOFR Rate plus an applicable margin of 6.00% (the "Applicable Margin"). The SOFR Rate is subject to a floor of 0.75%. The Company can designate a loan as an ABR Rate Loan or SOFR Rate Loan in its discretion.
The Company has a revolving credit facility agreement with PNC Bank, as amended (the "PNC Credit Facility" and, collectively with the Term Loan, the "Credit Agreements") maturing on August 5, 2026 and providing for borrowings up to a maximum principal amount of the lesser of: (a) $40.0 million or (b) the amount of the borrowing base, as defined in the PNC Credit Facility agreement. PNC Credit Facility loans designated as PNC SOFR Loans bear interest at a rate per annum equal to the SOFR rate plus 2.75% until December 31, 2023 and thereafter between 2.25% and 2.75% determined based on the Company’s Total Net Leverage Ratio, (as defined in the PNC Credit Facility agreement) for the most recently completed fiscal quarter (the "PNC SOFR Loan Interest Rate"). Loans under the PNC Credit Facility designated as PNC Domestic Rate Loans and Swing Loans bear interest at a rate per annum equal to the greatest of (i) the base commercial lending rate of PNC Bank; (ii) the Overnight Bank Funding Rate plus 0.5%; and (iii) the daily SOFR rate plus 1.0%, plus 1.75% until December 31, 2023 and thereafter between 1.25% and 1.75% determined based on the Company’s Total Net Leverage Ratio (the “PNC Domestic Loan Interest Rate”). With respect to any PNC SOFR Rate Loan, the Company has agreed to pay affiliates of certain Term Loan lenders a fee equal to a percentage per annum equal to the sum of (x) 6.50%, minus (y) the PNC SOFR Loan Interest Rate, plus (z) if the SOFR Rate applicable to such interest payment is less than 0.75%, (i) 0.75% minus (ii) such SOFR Rate. With respect to any Domestic Rate Loan or Swing Loan, the Company has agreed to pay an affiliate of certain Term Loan lenders a fee equal to a percentage per annum equal to the sum of (x) 5.50%, minus (y) the PNC Domestic Loan Interest Rate, plus (z) if the Alternative Base Rate applicable to such interest payment is less than 1.00%, (i) 1.00% minus (ii) such Alternative Base Rate.
The Credit Agreements contain certain covenants, including requirements to prepay the Term Loan in an amount equal to (i) 100% of the net cash proceeds from certain asset dispositions, extraordinary receipts, debt issuances and equity issuances, subject to certain reinvestment rights and other exceptions and (ii) 75% of certain excess cash flow of the Company and its subsidiaries beginning in the fiscal year ended March 31, 2023, subject to certain exceptions, including reductions to the percentage of such excess cash flow that is required to prepay the loans to 50% and 0%, based on the Company’s applicable total net leverage ratio. Amounts outstanding under the Term Loan may become due and payable upon the occurrence of specified events, which among other things include (subject to certain exceptions and cure periods): (i) failure to pay principal, interest, or any fees when due; (ii)
breach of any representation or warranty, covenant, or other agreement in the Term Loan and other related loan documents; (iii) the occurrence of a bankruptcy or insolvency proceeding with respect to the Company or certain of its subsidiaries; (iv) any “Event of Default” with respect to other indebtedness involving an aggregate amount of $3,000,000 or more; (v) any lien created by the Term Loan or any related security documents ceasing to be valid and perfected; (vi) the Term Loan or any related security documents or guarantees ceasing to be legal, valid, and binding upon the parties thereto; or (vii) a change of control shall occur. Additionally, the Credit Agreements contain financial covenants relating to minimum liquidity and quarterly total net leverage. The PNC Credit Facility contains a financial covenant related to the Company's quarterly fixed charges coverage ratio, as defined in the PNC Credit Facility agreements beginning in the fiscal quarter ending March 31, 2025.
The Term Loan and PNC Credit Facility matures on August 5, 2026 under the terms of the related agreements. As discussed in Note 1: Description of Business and Significant Accounting Policies—Going Concern, the Company expect to be in violation of its net leverage covenant as of the June 30, 2024 testing date and the violation will cause the outstanding Term Loan and PNC Credit Facility outstanding balances to become due as an event of default. As a result, the Company has classified the Term Loan and PNC Credit Facility as current liabilities in the accompanying consolidated balance sheet.
On June 1, 2023, the Company entered into amendments to the Credit Agreements (the “June 2023 Amendment”) which, among other things, provided an advance of $15.0 million in additional Term Loan borrowings (the “2023 Term Loan” and, collectively with the 2021 Term Loan, the "Term Loan") and incurred $0.9 million in original issuance discount and origination fees which have been recorded as a reduction to the carrying amount of the 2023 Term Loan and amortized to interest expense over the loan term. The terms of the 2023 Term Loan are substantially similar to the terms of the 2021 Term Loan, including in relation to maturity and security, except that, among other things, (a) the Applicable Margin (i) for any 2023 Term Loan designated an “ABR Loan” is 9.00% per annum and (ii) for any 2023 Term Loan designated as a “SOFR Loan” is 10.00% per annum, (b) accrued interest on the 2023 Term Loan is payable in kind ("PIK"), and is capitalized and added to the principal amount of the 2023 Term Loan at the end of each interest period applicable thereto, (c) the 2023 Term Loan does not amortize prior to the maturity date thereof, and (d) the 2023 Term Loan may not be prepaid prior to the payment in full of the existing term loans. In connection with the 2023 Term Loan, the Company issued warrants to purchase an aggregate of 60 thousand shares (the “June 2023 Warrants”) of the Company’s common stock, at an exercise price of $20.00 per share. See Note 8: Common Stock for additional discussion related to the 2023 Warrants.
The June 2023 Amendment to the Term Loan was accounted for as a modification. The value of the June 2023 Warrants in addition to $0.7 million of fees paid to the lenders have been reflected as a reduction to the carrying amount of the Term Loan and amortized to interest expense over the remaining loan term. The Company incurred $0.9 million of legal and financial advisory fees which were included in general and administrated expenses in the condensed consolidated statement of operations and comprehensive loss. The June 2023 Amendments to the PNC Credit Facility were accounted for as modifications and $0.7 million in related fees and expenses were recorded to other assets and are amortized to interest expense over the remaining term of the agreement.
On February 14, 2024, the Company entered into amendments to the Credit Agreements which waived testing of the total net leverage ratio financial covenant for the fiscal quarter ended December 31, 2023. In connection with the amendment, the Company incurred fees related to the Term Loan that was paid-in-kind of $1.2 million and an amendment fee of $0.1 million that was paid in cash. These fees have been reflected as a reduction to the carrying amount of the Term Loan and are amortized to interest expense over the remaining loan term. In connection with the related PNC Credit Facility amendment, the Company incurred $0.2 in fees and expenses.
On March 22, 2024, the Company entered into amendments to the Credit Agreements. The amendment, among other things, (i) permits the sale of certain assets by the Company and (ii) require that certain proceeds from the sale of such assets be applied to partially prepay the outstanding term loans under the Term Loan credit facility. The Company did not incur any amendment fees related to the March 2024 amendments and the financial terms of the Credit Agreements were not impacted.
The Company is required to pay an undrawn commitment fee related to the PNC Credit Facility at a rate per annum of between 0.25% and 0.375% (the “PNC Commitment Fee”) based on the average PNC Credit Facility Usage Amount ending on the last day off the most recently completed quarter (the “Average Usage Amount”) multiplied by $40 million less the Average Usage Amount. The Company has also agreed to pay affiliates of certain Term Loan lenders a fee at a rate per annum equal to 1.00% minus the PNC Commitment Fee multiplied by $40 million less the Average Usage Amount.
As of March 31, 2024, the interest rates on the 2021 Term Loan and 2023 Term Loan was 11.65% and 15.65%, respectively. As of March 31, 2024, the interest rate on the PNC Credit Facility was 10.25%. As of March 31, 2024, the PNC Credit Facility had a borrowing base of $27.3 million which includes a reduction of $0.8 million related to outstanding letters of credit issued on the Company's behalf. As of March 31, 2024, there was $0.7 million available to borrow under the PNC Credit Facility.
We are subject to various debt covenants under our debt agreements. Our failure to comply with our debt covenants could materially and adversely affect our financial condition and ability to service our obligations. On February 14, 2024, we entered into amendments to the Credit Agreements which waived testing of the total net leverage ratio financial covenant for the fiscal quarter ended December 31, 2023. On May 24, 2024, we entered into amendments to the Credit Agreements which, among other things, waives compliance with our net leverage covenant as of March 31, 2024, reduced the daily minimum liquidity below $15.0 million until June 16, 2023 and waived any default that might arise as a result of the restatement of certain of our historical financial statements. The Term Loan and PNC Credit Facility both mature on August 5, 2026 under the terms of the related agreements. As discussed in Note 1: Description of Business and Significant Accounting Policies—Going Concern, we expect to be in violation of our net leverage covenant as of the June 30, 2024 testing date and the violation will cause the outstanding Term Loan and PNC Credit Facility outstanding balances to become due as an event of default. As a result, we have classified the Term Loan and PNC Credit Facility as current liabilities in the accompanying consolidated balance sheet. We are currently working to obtain additional covenant waivers or refinance the existing Term Debt and PNC Credit Facility. Additionally, we are evaluating strategies to obtain additional funding to provide additional liquidity, including potential asset sales. In the event we are unable to obtain an extension of the waiver, additional funding will be required to pay the amount due on the revolver and term loan. However, we may be unable to obtain an extension of the waiver, or obtain additional funding. As such, there can be no assurance that we will be able to obtain additional liquidity when needed or under acceptable terms, if at all.
The June 2023 Amendment and the June 2023 Warrants were entered into with and issued to certain entities managed by Pacific Investment Management Company, LLC ("PIMCO") which is considered a related party due to the fact that Christopher D. Neumeyer is a member of the Company's Board of Directors and also an executive vice president and portfolio manager at PIMCO. The principal and PIK interest related to the June 2023 Amendment which totaled $17.3 million as of March 31, 2024 are payable at maturity.